Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Warrant Activities

The following table sets forth the Company’s warrant activities for the years ended December 31, 2024, 2023 and 2022:

	Number of shares Issuable*	Weight-average exercise price*
Outstanding and exercisable at January 1, 2022	686,667	$286.2
Granted	-	-
Exercised	-	-
Balance at December 31, 2022	686,667	286.2
Outstanding and exercisable at December 31, 2022	686,667	286.2
Granted	-	-
Exercised	-	-
Balance at December 31, 2023	686,667	286.2
Outstanding and exercisable at December 31, 2023	686,667	286.2
Granted	-	-
Exercised	-	-
Balance at December 31, 2024	686,667	286.2
Outstanding and exercisable at December 31, 2024	686,667	286.2

*	Retrospectively adjusted for the effect of the Reverse Stock Split effected on November 20, 2022.